Cover	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity File Number	001-36030
Entity Registrant Name	MARRONE BIO INNOVATIONS, INC.
Entity Central Index Key	0001441693
Entity Tax Identification Number	20-5137161
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1540 Drew Avenue
Entity Address, City or Town	Davis
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95618
City Area Code	(530)
Local Phone Number	750-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MBII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false